Shareholder Report, Holdings (Details)	Apr. 30, 2025
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 01/20/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
Defiance Daily Target 2X Long AVGO ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 09/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 10/28/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 11/10/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Defiance Daily Target 2X Long AVGO ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Defiance Daily Target 2X Long AVGO ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Defiance Daily Target 2X Long AVGO ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
Defiance Daily Target 2X Long HIMS ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 04/13/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Defiance Daily Target 2X Long HIMS ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Defiance Daily Target 2X Long HIMS ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Defiance Daily Target 2X Long HIMS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long HOOD ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 04/20/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Defiance Daily Target 2X Long HOOD ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Defiance Daily Target 2X Long HOOD ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.90%
Defiance Daily Target 2X Long HOOD ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long IONQ ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 04/02/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Defiance Daily Target 2X Long IONQ ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance Daily Target 2X Long IONQ ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.10%
Defiance Daily Target 2X Long IONQ ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long LLY ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 09/08/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 05/19/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 11/10/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Defiance Daily Target 2X Long LLY ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance Daily Target 2X Long LLY ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Defiance Daily Target 2X Long LLY ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Defiance Daily Target 2X Long MSTR ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Defiance Daily Target 2X Long MSTR ETF | Microstrategy, Inc. Swap; Maturity Date: 10/22/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Defiance Daily Target 2X Long MSTR ETF | MicroStrategy Inc. Option, Expiration: 05/02/2025; Exercise Price: $300.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Defiance Daily Target 2X Long MSTR ETF | Dreyfus Government Cash Management - Class Institutional, 4.21% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Defiance Daily Target 2X Long MSTR ETF | Microstrategy, Inc. Swap; Maturity Date: 03/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Defiance Daily Target 2X Long MSTR ETF | MicroStrategy, Inc. Option, Expiration: 05/05/2025; Exercise Price: $300.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Defiance Daily Target 2X Long MSTR ETF | MicroStrategy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long MSTR ETF | Microstrategy, Inc. Swap; Maturity Date: 05/29/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
Defiance Daily Target 2X Long MSTR ETF | Microstrategy, Inc. Swap; Maturity Date: 09/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
Defiance Daily Target 2X Long MSTR ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long MSTR ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Defiance Daily Target 2X Long MSTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Defiance Daily Target 2X Long MSTR ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Defiance Daily Target 2X Long NVO ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS Swap; Maturity Date: 01/12/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS Swap; Maturity Date: 01/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
Defiance Daily Target 2X Long NVO ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Defiance Daily Target 2X Long NVO ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Defiance Daily Target 2X Long NVO ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
Defiance Daily Target 2X Long ORCL ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 03/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 03/13/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
Defiance Daily Target 2X Long ORCL ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Defiance Daily Target 2X Long ORCL ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Defiance Daily Target 2X Long ORCL ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Defiance Daily Target 2X Long RGTI ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Defiance Daily Target 2X Long RGTI ETF | Rigetti Computing, Inc. Swap; Maturity Date: 05/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
Defiance Daily Target 2X Long RGTI ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Defiance Daily Target 2X Long RGTI ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Defiance Daily Target 2X Long RGTI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long RIOT ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 03/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Defiance Daily Target 2X Long RIOT ETF | Riot Platforms, Inc. Swap; Maturity Date: 02/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
Defiance Daily Target 2X Long RIOT ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Defiance Daily Target 2X Long RIOT ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Defiance Daily Target 2X Long RIOT ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Defiance Daily Target 2X Long RKLB ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab USA, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Defiance Daily Target 2X Long RKLB ETF | Rocket Lab USA, Inc. Swap; Maturity Date: 04/13/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
Defiance Daily Target 2X Long RKLB ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Defiance Daily Target 2X Long RKLB ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Defiance Daily Target 2X Long RKLB ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long SMCI ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Defiance Daily Target 2X Long SMCI ETF | Dreyfus Government Cash Management - Class Institutional, 4.21% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 03/10/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 10/16/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[13]
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 12/09/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 09/29/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
Defiance Daily Target 2X Long SMCI ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Defiance Daily Target 2X Long SMCI ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
Defiance Daily Target 2X Long SMCI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
Defiance Daily Target 2X Short SMCI ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Defiance Daily Target 2X Short SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 05/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
Defiance Daily Target 2X Short SMCI ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short SMCI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short MSTR ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Defiance Daily Target 2X Short MSTR ETF | MicroStrategy, Inc. Swap; Maturity Date: 02/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
Defiance Daily Target 2X Short MSTR ETF | MicroStrategy, Inc. Swap; Maturity Date: 11/25/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short MSTR ETF | MicroStrategy, Inc. Swap; Maturity Date: 09/19/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
Defiance Daily Target 2X Short MSTR ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short MSTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
Defiance Daily Target 2X Long SOFI ETF | First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 03/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 02/16/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
Defiance Daily Target 2X Long SOFI ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance Daily Target 2X Long SOFI ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.10%
Defiance Daily Target 2X Long SOFI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)

[1]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[2]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[3]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[4]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[5]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[6]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[7]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[8]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[9]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[10]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[11]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[12]	Less than 0.05% of net assets.
[13]	Less than -0.05% of net assets.
[14]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[15]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[16]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.
[17]	Percentages for swap contracts are based unrealized appreciation (depreciation). Monthly reset swap values are not presented, as the unrealized appreciation (depreciation) resets at each month-end.